DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Amount
Non-interest-earning checking	$ 19,770	$ 18,436
Interest-earning checking	23,541	24,459
Savings accounts	43,740	44,727
Money market accounts	19,958	21,087
Savings certificates	37,361	34,376
Advance payments by borrowers for taxes and insurance	2,065	1,938
Total	$ 146,435	$ 145,023
Percent of Portfolio
Non-interest-earning checking	13.50%	12.70%
Interest-earning checking	16.10%	16.90%
Savings accounts	29.90%	30.80%
Money market accounts	13.60%	14.60%
Savings certificates	25.50%	23.70%
Advance payments by borrowers for taxes and insurance	1.40%	1.30%
Total	100.00%	100.00%